UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to:

John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2016

Item #1. Reports to Stockholders.

INDEX	Strategic Global Long/Short Fund

STRATEGIC GLOBAL

LONG/SHORT FUND

Annual Report to Shareholders

For the Period February 23, 2016*
to September 30, 2016

*Commencement of operations

STRATEGIC ASSET MANAGEMENT, LTD	1

Dear Shareholder:

In this inaugural letter to you in the Strategic Global Long/Short Fund, we share our thoughts on the Fund’s Investment over the course of its first 7 months since the Fund inception.

Strategic Global Long/Short Fund (SGFAX) was launched on February 23, 2016 after months of analysis, product design and efforts aimed at bringing a single investment vehicle that captured both exposure to the global markets and the opportunity to act either in the markets when they are going up or try to protect the investments when the markets are going down. As such, SGFAX flexible investment strategy and skepticism to setting specific targets as far as country or asset allocation is one of the key differences in our approach. We at Strategic Asset Management, Ltd. (as advisors to SGFAX) believe that opportunities can be found if there is disciplined patience and diligence.

We also believe that although there are more connections economically between the different countries, each country must be treated and analyzed as a separate component. That is, anticipating when to over-weigh a country, anticipating when to under–weight a sector, anticipating when equities are priced more attractively and anticipating when fixed income offers a more attractive investment.

Our portfolio turnover ratio was 342.24% which reflects the volume and frequency with which trades are placed. We believe that given the dynamic conditions nowadays in the world, daily monitoring (and trading) of the portfolio needs to take place to account for political, social and economic factors. One important factor of frequent trading is directly related to the fluctuations in exchange rates that the currencies from the different regions undergo – often times as a response to funds flowing in (via commodities purchased for example) while other times more as a result of monetary policy being applied. We would like to mention that we monitor exchange rates frequently throughout the day and periodically conduct trend analysis to interpret general headings.

We would also like to point out that due to our professional background from an Advisor point of view (banking and finance) we tend to favor investments in this sector throughout the regions. If we focus on Emerging Markets in the last 5-8 years these countries have undergone a real economic growth, creating the conditions and need for more funding and financial services; therefore, we anticipate that attractive investment opportunities may continue to exist in this sector due to the wide reaching effect of banking services and large portion of the population without access to banking and financial services.

Long Equity

Positive performance in the long book of the portfolio was driven by our positions in Mexico (Cemex on the equity front) and Credito Real and Financiera Independencia in the Bond side with an important capital appreciation in the price of the Bond and we have to add a good return on the yield offered by the Bonds.

STRATEGIC ASSET MANAGEMENT, LTD	2

Mexico has been growing in the past year and important economic reforms are taking place and the fact that their major trading partner is the United States makes a very important actor between emerging markets.

Decliners during this period were led by the airlines sector not only in the U.S. but in Latin America as well. Companies like Latam (LFL) from Chile, Copa Airlines (CPA) from Panama, Delta (DAL) and United Airlines (UAL) from the U.S., rising of oil price prices was an important factor and also the revenue per passenger and competition from local airlines (lowest fares) had threatened the financial results from big airlines.

Short Equity

Negative performance from our short book of the portfolio during this period was led by the Brazilian market ETF from Brazil (ETF), Itau Bank (ITUB), Banco Bradesco (BBD) y Petrobras (PBR). We still believe that the overreaction in the Brazilian market is exaggerated.

We were and we are still negative in Brazil where there are structural problems which not sustain the recent rally that the market had. Even though a new government is in place now we do not believe the fundamentals are going to change.

High inflation, high unemployment, a huge deficit fiscal, poverty levels, social discontent are only some factors that are dragging down the economy. If we add our concerns over China which is a major trading partner from Brazil the situation does not look very bright.

Our short positions are focused in Brazil and we will continue with the strategy of going against this market.

Performance

Our performance since inception through the end of the fiscal period ended September 30, 2016 was 1.70%. The Fund has underperformed most of the important indexes such as the Dow Jones Industrial Average, the S&P 500 Index, and the MSCI EM Index, all of which were up by measures of 11.4%, 12.85%, and 21.30%, respectively. As we mentioned above the low return is due to the short positions that we had during this period. We believe that this should reverse in the short term and capitalize once we start seeing some gains.

This period from February to September of 2016 showed a shift in the dynamics of the global economy in general. Political unrest, social turmoil and the adoption of drastic monetary measures on behalf of certain governments added to the volatility of almost all international capital markets. Perhaps the event that had the most repercussions across emerging markets and developed markets alike is related to the US Fed’s decision to raise interest rates. This could have been seen as a sign that the American economy is growing with more jobs creation and increased US consumption; therefore, the possibility of continuous increases of interest rates in the near term began to gain

STRATEGIC ASSET MANAGEMENT, LTD	3

more traction. The main adverse condition we assessed was not only a decrease in the prices of bonds to allow for higher reference interest rates, but rather the unprecedented levels of funds flowing out of markets back to the US in search of investment alternatives.

Another very important aspect that is kind of unknown yet is the so called BREXIT which took place on June 23. The outcome of the Great Britain exit from the UE brought a lot of uncertainty and still could be a reason for volatility once we know more about how all these process works.

Putting it all together, global central bank stimulus continues to be a pivotal factor in our appetite for risk across equities, credit and rates across the different regions. The European Central Bank, Bank of Japan and Peoples Bank of China continue with extraordinary accommodation geared to stimulating domestic demand that we believe will benefit some emerging market assets.

We look forward to providing our investors with prudent risk management, always paying attention to our downside. We believe that seeking to reduce the impact of drawdowns may be the most important driver for long term returns.

We appreciate you being a shareholder!

Sincerely,

Mauricio Alvarez
Portfolio Manager of Strategic Global Long Short Fund & C.E.O. of Strategic Asset Management, Ltd.
La Paz, Bolivia

The views in this letter were as of September 30, 2016 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment advice.

Mutual fund investing involves risk, including the potential loss of principal. Small- and mid-cap investing involve greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return. For a complete description of risks associated with the Fund please refer to the prospectus.

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2016 and are subject to change at any time.

Class A Shares

Total Return
Since Inception
2/23/2016 to 9/30/2016

Strategic Global Long/Short Fund
without load	1.70%
with load	(3.03%)
MSCI EM Index	21.31%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 833 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Returns do not include dividends and distributions and are expressed in US$.

STRATEGIC GLOBAL LONG / SHORT FUND
PORTFOLIO HOLDINGS BY INDUSTRY
AS PERCENTAGE OF NET ASSETS
as of September 30, 2016 (unaudited)
Percentage of Net Assets
28%
24%
20%
16%
12%
8%
4%
0%
Airlines
Banking
Cement & Aggregate
Finance
Home Improvement
Oil and Gas
Power Generation
Exchange Traded Funds
Money Market Fund
Industry Sector

STRATEGIC GLOBAL LONG / SHORT FUND
SCHEDULE OF INVESTMENTS
September 30, 2016

		Fair
	Shares	Value

CORPORATE BONDS – 14.66%

BRAZIL – 2.03%
Petrobras Global Finance 10/6/2006 6.125% 10/6/2016	200,000	$200,030

GUATEMALA – 2.13%
Agromercantil Senior Tr 4/10/2014 6.250%
Ser REGS 4/10/2019	200,000	209,000

MEXICO – 6.65%
Credito Real SAB DE CV 7/20/2016 7.250% 7/20/2023	250,000	251,250
Financiera Independencia 6/3/2014 7.500% 6/3/2019	400,000	402,000

		653,250

PANAMA – 1.24%
AES Panama 6/21/2007 6.350% 12/21/2016	120,000	122,400

UNITED STATES – 2.61%
DPL Inc. 10/15/2012 7.250% 10/15/2021	250,000	256,250

TOTAL CORPORATE BONDS – 14.66%
(Cost: $1,378,245)		1,440,930

COMMON STOCK – 34.57%

GREAT BRITAIN – 0.04%
Barclays PLC ADR	428	3,719

MEXICO – 21.01%
Cemex SAB de CV ADR**	260,000	2,064,400

SPAIN – 7.24%
Banco Santander SA ADR**	161,373	711,655

UNITED STATES – 6.28%
Delta Air Lines, Inc.	10,300	405,408
United Continental Holdings Inc.*	1,100	57,717
Whirlpool Corp.	950	154,052

		617,177

TOTAL COMMON STOCKS – 34.57%		3,396,951

(Cost: $2,671,872)

STRATEGIC GLOBAL LONG / SHORT FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2016

		Fair
	Shares	Value

EXCHANGE TRADED FUNDS – 10.36%
Ipath S&P 500 VIX*	25,000	$851,750
ProShares Ultra VIX Short-Term Futures	10,000	166,500

		1,018,250

TOTAL EXCHANGE TRADES FUNDS – 10.36%
(Cost: $1,326,571)		1,018,250

SHORT TERM INVESTMENTS – 24.86%
Money Market Fund – 24.66%	2,423,822	2,423,822

UMB Money Market Fund – 0.01%(A)
(Cost: $2,423,822)

PUT OPTIONS – 0.20%
IWM US 11/18/16 P122	42	10,080
SPY 11/18/16 P217	23	9,637

(Cost: $31,226)		19,717

TOTAL INVESTMENTS – 84.45%
(Cost: $7,831,736)		8,299,670
Other assets, net of liabilities – 15.55%		1,528,022

NET ASSETS – 100.00%		$9,827,692

SECURITIES SOLD SHORT – (38.57%)

CALL OPTION – (0.03%)
VXX 10/21/16 C41	(50)	(3,200)

TOTAL CALL OPTION		(3,200)

(Proceeds: ($15,000 ))

PUT OPTION – (0.14%)
DB 10/21/16 P12	(150)	(8,550)
NFLX 10/21/16 P90	(25)	(4,625)

TOTAL PUT OPTION		(13,175)

(Proceeds: ($10,500))

STRATEGIC GLOBAL LONG / SHORT FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2016

		Fair
	Shares	Value

COMMON STOCKS – (38.40%)
BRAZIL – (28.62%)
Banco Bradesco S.A.	(109,000)	$(988,630)
Itau Unibanco Holding SA	(90,000)	(984,600)
Petroleo Brasileiro S.A.*	(90,000)	(839,700)

(Proceeds: ($2,221,014))		(2,812,930)

EXCHANGE TRADED FUNDS – (9.78%)
iShares MSCI Brazil	(28,500)	(961,305)
(Proceeds: ($804,715))

TOTAL SECURITIES SOLD SHORT – (38.57%)
(Proceeds: ($3,051,229))		$(3,790,610)

*	Non-income producing.
**	All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $2,776,055.
(A)	Effective 7 day yield as of September 30, 2016.
ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG / SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016

ASSETS
Investments at fair value (identified cost of $7,831,736) (Note 1)	$8,299,670
Cash deposits with brokers for securities sold short	4,402,831
Receivable for securities sold	1,574,589
Receivable for capital stock sold	8
Dividends and interest receivable	31,454
Withholding tax reclaim	396
Prepaid expenses	2,741

TOTAL ASSETS	14,311,689

LIABILITIES
Securities sold short at fair value (identified proceeds $3,025,729)	3,774,235
Written put options sold short at fair value (identified proceeds $10,500)	13,175
Written call options sold short at fair value (identified proceeds $15,000)	3,200
Payable for securities purchased	685,479
Accrued advisory fees	1,611
Accrued 12b-1 fees	921
Broker fees	918
Accrued custody fees	800
Accrued administration and transfer agent fees	1,875
Other accrued expenses	1,783

TOTAL LIABILITIES	4,483,997

NET ASSETS	$9,827,692

Net Assets Consist of:
Paid-in-capital applicable to 966,460 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$9,664,611
Accumulated net realized gain (loss) on investments	434,528
Net unrealized appreciation (depreciation) of investments	(271,447)

Net Assets	$9,827,692

NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$9,827,962
Shares Outstanding	966,460
Net Assets Value and Redemption Price Per Share	$10.17

Maximum Offering Price Per Share*	$10.71

* Includes maximum offering price per share with sales charge of 5.00%

See Notes to Financial Statements

STRATEGIC GLOBAL LONG / SHORT FUND
STATEMENT OF OPERATIONS
Period February 23, 2016* to September 30, 2016

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $2,877)	$25,247
Interest	43,992
Miscellaneous income (loss)	(2,053)

Total investment income	67,186

EXPENSES
Investment management fees (Note 2)	66,328
12b-1 fees (Note 2)	15,074
Recordkeeping and administrative services (Note 2)	17,457
Accounting fees	24,135
Custody fees	3,437
Transfer agent fees (Note 2)	8,739
Professional fees	11,275
Filing and registration fees	240
Trustee fees	1,964
Compliance fees	4,083
Shareholder servicing and reports	8,492
Other	7,335

Total expenses	168,559
Management fee waivers and reimbursed expenses (Note 2)	(50,979)

Net Expenses	117,580

Net investment income (loss)	(50,394)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	572,550
Net realized gain (loss) on short positions	(262,348)
Net realized gain (loss) on options	690
Net realized gain (loss) on options written	174,030
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	479,443
Net increase (decrease) in unrealized appreciation
(depreciation) of short positions	(748,506)
Net increase (decrease) in unrealized appreciation
(depreciation) on options	(11,509)
Net increase (decrease) in unrealized appreciation
(depreciation) on options written	9,125

Net realized and unrealized gain (loss) on investments	213,475

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$163,081

* Commencement of operations.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG / SHORT FUND
STATEMENT OF CHANGES IN NET ASSETS

Period February 23, 2016* to
September 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(50,394)
Net realized gain (loss) on investments, short positions and
foreign currency transactions	484,922
Net increase (decrease) in unrealized appreciation
(depreciation) of investments and foreign currency	(271,447)

Increase (decrease) in net assets from operations	163,081

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	9,664,611

Increase (decrease) in net assets from capital stock transactions	9,664,611

NET ASSETS
Increase (decrease) during period	9,827,692
Beginning of period	–

End of period**	$9,827,692

** Includes undistributed net investment income (loss) of:	$–

* Commencement of operations.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG / SHORT FUND
STATEMENT OF CASH FLOWS
Period February 23, 2016* to September 30, 2016

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$163,081
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(28,533,539)
Proceeds from disposition of investment securities	23,709,531
Proceeds from short sales	22,269,858
Closed short transactions	(19,306,948)
Purchase of short-term securities, net	(2,423,822)
Decrease (increase) in deposits with brokers for
securities sold short	(4,402,831)
Decrease (increase) in receivables for securities sold	(1,574,589)
Decrease (increase) in dividends and interest receivable	(31,454)
Decrease (increase) in receivable for tax reclaims	(396)
Decrease (increase) in prepaid assets	(2,741)
Increase (decrease) in payable for securities purchased	685,479
Increase (decrease) in accrued management fees	1,611
Increase (decrease) in other accrued expense	6,297
Amortization	(7,545)
Unrealized depreciation on investments	271,447
Net realized gain from investments	(488,042)

Net cash provided by operating activities	(9,664,603)

Cash flows from financing activities:
Proceeds from shares sold	9,664,603

Net cash used in financing activities	9,664,603

Net increase (decrease) in cash	–

Cash:
Beginning balance	–

Ending balance	$–

* Commencement of operations.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG / SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Period February 23, 2016*
	to
	September 30, 2016

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.05)
Net realized and unrealized gain (loss) on investments	0.22

Total from investment activities	0.17

Net asset value, end of period	$10.17

Total Return	1.70%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.80%	**
Expenses, net of waiver (Note 2)	1.95%	**
Net investment income (loss)	(0.84%	)**
Portfolio turnover rate	342.24%	***
Net assets, end of period (000’s)	$9,828

(1) Per share amounts calculated using the average share method.
* Commencement of operations.
** Annualized
*** Not annualized

See Notes to Financial Statements

STRATEGIC GLOBAL LONG / SHORT FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2016

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Strategic Global Long / Short Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended. The Trust was organized as a Delaware statutory trust on April 9, 2007. The Fund is a diversified open-end management company. The Fund was established on February 23, 2016.

The investment objective of the Fund is to provide long term capital appreciation and income generation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sales price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

STRATEGIC GLOBAL LONG / SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to The Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

STRATEGIC GLOBAL LONG / SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Corporate Bonds	$–	$1,440,930	$–	$1,440,930
Common Stocks	3,396,951	–	–	3,396,951
Exchange Traded Funds	1,018,250	–	–	1,018,250
Short Term Investments	2,423,822	–	–	2,423,822
Put Option	19,717	–	–	19,717

	$6,858,740	$1,440,930	$–	$8,299,670

Call Option sold short	$(3,200)	$–	$–	$(3,200)
Put Option sold short	(13,175)	–	–	(13,175)
Common Stock sold short	(2,812,930)	–	–	(2,812,930)
Exchange Traded Funds sold short	(961,305)	–	–	(961,305)

	$(3,790,610)	$–	$–	$(3,790,610)

Refer to the Fund’s Schedules of Investments for a listing of securities by security type and country.

There were no transfers into or out of any levels during the period February 23, 2016 to September 30, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period February 23, 2016 to September 30, 2016.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

STRATEGIC GLOBAL LONG / SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded elated to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period February 23, 2016 to September 30, 2016, such classifications decreased undistributed net investment loss by $50,394 and decreased accumulated net realized gain by $50,394.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

STRATEGIC GLOBAL LONG / SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At September 30, 2016, the value of securities sold short amounted to $3,790,610 against which collateral of $7,178,886, comprised of $4,402,831 segregated cash and $2,776,055 securities was held. The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments. For the period February 23, 2016 to September 30, 2016, there were no such transaction costs.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

STRATEGIC GLOBAL LONG / SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at September 30, 2016 is as follows:

Fair Value
Derivative	Asset Derivatives
Options – Put	$19,717*

Fair Value
Derivative	Liability Derivatives
Written Options – Put	$(13,175)**
Written Options – Call	(3,200)***

* Statement of Assets and Liabilities location: Investments at fair value.
** Statement of Assets and Liabilities location: Written put options sold short.
*** Statement of Assets and Liabilities location: Written call options sold short.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period February 23, 2016 to September 30, 2016 is as follows:

		Change in Unrealized
		Appreciation
	Realized Gain (Loss)	(Depreciation) on
	On Derivatives	Derivatives Recognized
Derivative	Recognized in Income*	in Income**

Options – Put	$690	$(11,509)
Written Options – Put	103,560	11,800
Written Options – Call	(70,470)	(2,675)

* Statement of Operations location: Net realized gain (loss) on options and options written.
** Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options and options written.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised,

STRATEGIC GLOBAL LONG / SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016

the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has a realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The activity in options written during the period February 23, 2016 to September 30, 2016 is as follows:

		Premiums
Call Options	Contracts	Received

Options outstanding, beginning of period	–	$–
Options written	1,370	92,202
Options exercised	(239)	(6,732)
Options expired	(1,081)	(70,470)
Options closed	–	–

Options outstanding, end of period	50	$15,000

		Premiums
Put Options	Contracts	Received

Options outstanding, beginning of period	–	$–
Options written	4,446	197,537
Options exercised	(1,057)	(64,791)
Options expired	(2,450)	(99,863)
Options closed	(764)	(22,383)

Options outstanding, end of period	175	$10,500

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser, Strategic Asset Management, Ltd (“SAM”) provides investment services for an annual fee of 1.10% of average daily net assets of the Fund.

SAM received, waived and reimbursed expenses for the period February 23, 2016 to September 30, 2016 as follows:

Management	Management Fee	Expenses
Fee Earned	Waived	Reimbursed
$66,328	$50,979	$–

STRATEGIC GLOBAL LONG / SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016

SAM has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.70% of the average daily net assets of the Fund. This agreement is in effect until April 30, 2017. Each waiver or reimbursement of an expense by SAM is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The total amounts of recoverable reimbursements as of September 30, 2016 are as follows:

Recoverable Reimbursements and Expiration Date
2019

$50,979

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Fund in consideration for distribution related services. For the period February 23, 2016* to September 30, 2016, the following fees under the Plan were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$15,074

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. FDCC received $6,500 for services relating to distribution for the period February 23, 2016 to September 30, 2016.

Commonwealth Fund Services, Inc. (“CFSI”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As administrator, CFSI provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period February 23, 2016 to September 30, 2016, the following fees were earned:

Administration	Transfer Agent
$17,457	$8,739

Certain officers of the Fund are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law Group™, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

STRATEGIC GLOBAL LONG / SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the period February 23, 2016* to September 30, 2016, were as follows:

Purchases	Sales
$28,533,539	$23,709,531

The above amounts do not include the following:

Proceeds from Short Sales	Sales of Short Securities
$19,306,948	$22,269,858

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

There were no distributions paid during the period February 23, 2016 to September 30, 2016.

As of September 30, 2016, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated net realized gain (loss)	$434,528
Net unrealized appreciation (depreciation) on investments	(271,447)

$163,081

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

			Total Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$7,831,736	$873,095	$(405,161)	$467,934

STRATEGIC GLOBAL LONG / SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2016

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

	Period
	February 23, 2016 to
	September 30, 2016

	Class A

	Shares	Amount

Shares sold	966,461	$9,664,611
Shares reinvested	–	–
Shares redeemed	–	–

Net increase (decrease)	966,461	$9,664,611

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Strategic Global Long / Short Fund and the
Board of Trustees of The World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Strategic Global Long/Short Fund, a series of shares of The World Funds Trust (The “Fund”), as of September 30, 2016, and the related statements of operations, changes in net assets and the financial highlights for the period February 23, 2016 (commencement of operations) through September 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strategic Global Long/Short Fund as of September 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period February 23, 2016 (commencement of operations) through September 30, 2016, presented in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania	TAIT, WELLER &BAKER LLP
November 29, 2016

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	36	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 58	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	36	None

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 80	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	36	Independent Trustee of Gardner Lewis Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 71	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc., the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp., the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003-present.	N/A	N/A
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present.	N/A	N/A
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 53	Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015-present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

STRATEGIC GLOBAL LONG / SHORT FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or fees on certain redemptions made within 60 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 31, 2016, and held for the six months ended September 30, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning

STRATEGIC GLOBAL LONG / SHORT FUND – continued
FUND EXPENSES (unaudited)

different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio	Expenses Paid During Period* Ended
Class A Actual	$1,000	$ 946.00	1.95%	$9.49
Class A Hypothetical**	$1,000	$1,015.25	1.95%	$9.82

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 in the most recent fiscal half year divided by 366 days in the current year.
** 5% return before expenses

Investment Adviser:
Strategic Asset Management, Ltd.
Calle Ayacucho No. 277
La Paz, Bolivia

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent and Administrator:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:
UMB Bank
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

More Information:
For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550 Toll Free.

ITEM 2.    CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,000 for 2016 and $0 for 2015.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2016 and $0 for 2015.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2016 and $0 for 2015.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2016 and $0 for 2015.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Strategic Global Long/Short Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2016 and $0 for 2015.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 6, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: December 6, 2016

* Print the name and title of each signing officer under his or her signature.